Expense Example - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - SelectPortfoliosGroup8-MaterialsSector-RetailComboPRO - Select Chemicals Portfolio - Select Chemicals Portfolio	Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930